Provisions and other non-current liabilities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Product liability, government investigations, other legal matters provisions [roll forward]
Product liabilities government investigations other legal matters provisions at beginning of period	$ 395	$ 1,194	$ 849
Cash payments	(69)	(811)	(256)
Releases	(70)	(239)	(223)
Additions	93	243	832
Currency translation effects	2	8	(8)
Product liabilities government investigations other legal matters provisions at end of period	351	395	1,194
Less current provision	(121)	(131)	(743)
Non-current product liabilities, governmental investigations and other legal matters provisions at end of period	$ 230	$ 264	$ 451